Balance Sheet Components - Prepaid expenses and other assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet Components
Prepaid expenses	$ 3,345	$ 433
Prepaid inventory	1,429	279
Lease deposit	413	554	$ 555
Other receivables and current assets	279	117
IPO expenses		(1,643)
Prepaid expenses and other current assets	$ 5,466	$ 2,906	$ 2,673